Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds - Mortgage Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Total Mortgage bonds	$ 81,623	$ 81,110
Due within 1 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Total Mortgage bonds	7,108	6,041
Due After 1 Year But Within 2 Years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Total Mortgage bonds	11,411	9,698
Due after 2 year but within 3 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Total Mortgage bonds	11,779	10,011
Due after 3 year but within 4 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Total Mortgage bonds	12,159	10,334
Due after 4 year but within 5 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Total Mortgage bonds	12,551	10,667
Due after 5 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of mortgage finance bonds [Line Items]
Total Mortgage bonds	$ 26,615	$ 34,359